Expense Example - AMG Managers Cadence Mid Cap Fund	Oct. 01, 2020 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	612
Expense Example, with Redemption, 10 Years	1,359
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	423
Expense Example, with Redemption, 10 Years	949
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,127